SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income per Ordinary Share (Details) - USD ($)	3 Months Ended				4 Months Ended		6 Months Ended				10 Months Ended	12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2024
Basic net income per share:
Allocation of net income	$ 83,692,000		$ 4,022,000				$ 122,504,000		$ 11,404,000			$ (33,523,000)		$ (61,154,000)
Weighted average number of shares outstanding, basic (in shares)	14,440,768	[1]	1,317,732	[1]			14,435,062	[1]	1,317,220	[1]		6,169,127	[2]	1,307,771	[2]
Net loss per share attributable to common shareholders, basic (in dollars per share)	$ 5.8		$ 3.05				$ 8.49		$ 8.66			$ 5.4		$ 46.76
Diluted net income per share:
Allocation of net income	$ 83,692,000		$ 4,022,000				$ 122,504,000		$ 11,404,000			$ 33,523,000		$ 61,154,000
Weighted average number of shares outstanding, diluted (in shares)	14,440,768	[1]	1,317,732	[1]			14,435,062	[1]	1,317,220	[1]		6,169,127	[2]	1,307,771	[2]
Net loss per share attributable to common shareholders, diluted (in dollars per share)	$ 5.80		$ 3.05				$ 8.49		$ 8.66			$ 5.4		$ 46.76
Spring Valley Acquisition III | Class A ordinary shares subject to possible redemption
Basic net income per share:
Allocation of net income											$ 1,331,560
Weighted average number of shares outstanding, basic (in shares)	23,000,000						23,000,000				9,153,061
Net loss per share attributable to common shareholders, basic (in dollars per share)	$ (0.21)						$ (0.6)				$ 0.15
Diluted net income per share:
Allocation of net income											$ 1,313,380
Weighted average number of shares outstanding, diluted (in shares)	23,000,000						23,000,000				9,153,061
Net loss per share attributable to common shareholders, diluted (in dollars per share)	$ (0.21)						$ (0.6)				$ 0.14
Spring Valley Acquisition III | Class B common shares
Basic net income per share:
Allocation of net income											$ 1,027,740
Weighted average number of shares outstanding, basic (in shares)	7,666,667	[3],[4]	6,666,667	[3],[4]	6,666,667	[3],[4]	7,666,667	[3],[4]			7,064,626
Net loss per share attributable to common shareholders, basic (in dollars per share)	$ (0.21)		$ 0		$ 0		$ (0.6)				$ 0.15
Diluted net income per share:
Allocation of net income											$ 1,045,920
Weighted average number of shares outstanding, diluted (in shares)	7,666,667		6,666,667		6,666,667		7,666,667				7,289,116
Net loss per share attributable to common shareholders, diluted (in dollars per share)	$ (0.21)		$ 0		$ 0		$ (0.6)				$ 0.14

[1]	The weighted average shares outstanding for the three month and six month period ended June 30, 2025, has been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 14 for details.
[2]	Share amounts have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 12 for details.
[3]	Excludes an aggregate of 1,000,000 Class B ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriters. On September 5, 2025, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 1,000,000 Founder Shares are no longer subject to forfeiture (Note 5).
[4]	On August 15, 2025, the Company effected an approximately 1 to 1.33 share split and upon completion of the share split, each of the independent directors transferred 13,333 Founder Shares to the Sponsor for an amount of $43.48. As a result, the Sponsor currently holds 7,546,667 Founder Shares, and each of the independent directors currently holds 40,000 Founder Shares for an aggregate of 7,666,667 Founder Shares. All share and per share data has been retroactively restated (Note 5).